Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investment – Cansativa	$ 5,679	$ 1,458
Total Assets	5,679	1,458
Liabilities:
Loans and borrowings	1,530	7,396
Warrant liability	113	2,205
Convertible notes		17,699
Total Liabilities	1,643	27,300
Level 1 [Member]
Assets:
Investment – Cansativa
Total Assets
Liabilities:
Loans and borrowings
Warrant liability
Convertible notes
Total Liabilities
Level 2 [Member]
Assets:
Investment – Cansativa
Total Assets
Liabilities:
Loans and borrowings	1,530	7,396
Warrant liability
Convertible notes		17,699
Total Liabilities	1,530	25,095
Level 3 [Member]
Assets:
Investment – Cansativa	5,679	1,458
Total Assets	5,679	1,458
Liabilities:
Loans and borrowings
Warrant liability	113	2,205
Convertible notes
Total Liabilities	$ 113	$ 2,205